Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital
Shares authorized (in shares)	500,000,000
Par value per share (in dollar per share)	$ 0.01
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of year	$ 1,983,122	$ 1,763,134	$ 1,509,682
Purchase of treasury shares	(26,642)	(62)
Treasury shares distributed for awards vested or exercised in the year	138	682	949
Equity raising fees	(617)	(395)
Dividend declared deducted from contributed surplus due to accumulated deficit	(193,436)	(178,028)	(121,071)
Balance at the end of the year	$ 1,649,853	$ 1,983,122	$ 1,763,134
Issued capital | Common shares/units
Share Capital
Par value per share (in dollar per share)	$ 0.01	$ 0.01
Shares issued	80,871,670	80,861,246
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)	80,861,246	80,717,885	80,561,353
Balance at beginning of year	$ 810	$ 810	$ 810
Purchase of treasury shares (in shares)	(212,111)	(2,818)
Treasury shares distributed for awards vested or exercised in the year (in shares)	222,535	146,179	156,532
Outstanding at end of year (in shares)	80,871,670	80,861,246	80,717,885
Balance at the end of the year	$ 810	$ 810	$ 810
Issued capital | Preference shares/units
Share Capital
Shares issued	4,600,000	4,600,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)	4,600,000	4,600,000	4,600,000
Balance at beginning of year	$ 46	$ 46	$ 46
Outstanding at end of year (in shares)	4,600,000	4,600,000	4,600,000
Balance at the end of the year	$ 46	$ 46	$ 46
Treasury shares
Share Capital
Shares issued	121,456	131,880
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)	131,880	275,241	431,773
Balance at beginning of year	$ (3,266)	$ (6,960)	$ (10,861)
Purchase of treasury shares (in shares)	212,111	2,818
Purchase of treasury shares	$ (3,752)	$ (62)
Treasury shares distributed for awards vested or exercised in the year (in shares)	(222,535)	(146,179)	(156,532)
Treasury shares distributed for awards vested or exercised in the year	$ 4,859	$ 3,756	$ 3,901
Outstanding at end of year (in shares)	121,456	131,880	275,241
Balance at the end of the year	$ (2,159)	$ (3,266)	$ (6,960)
Contributed surplus
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of year	850,576	911,766	966,974
Equity raising fees	(595)	(395)
Dividend declared deducted from contributed surplus due to accumulated deficit	(89,310)	(60,795)	(55,208)
Balance at the end of the year	$ 760,671	$ 850,576	$ 911,766